PROPERTY AND EQUIPMENT	3 Months Ended
Nov. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following table sets forth the components of our property and equipment at November 30, 2024 and August 31, 2024:

	November 30, 2024			August 31, 2024
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Equipment	$3,094,076	$(1,524,957)	$1,569,119	$3,094,076	$(1,394,332)	$1,699,744
Equipment not in service	4,124,565	–	4,124,565	3,071,565	–	3,071,565
Total fixed assets	$7,218,641	$(1,524,957)	$5,693,684	$6,165,641	$(1,394,332)	$4,771,309

Equipment not in service as of November 30, 2024 was comprised of the following:

Transformers	$1,838,760
Immersion containers	1,250,805
ASIC miners	1,035,000
Total	$4,124,565

As of November 30, 2024, the equipment not in service was solely comprised of 4 immersion containers, immersion fluid, 15 transformers, and 3,000 ASIC miners.

Equipment not in service at November 30, 2024 included 3,000 ASIC miners that were purchased for $1,035,000 on November 14, 2024, but had not been installed as of November 30, 2024.

For the three months ended November 30, 2024 and 2023, we recorded $130,625 and $222,530, respectively, in depreciation expense.